SHAREHOLDERS' EQUITY, CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY, CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS
SHAREHOLDERS' EQUITY, CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS

Note 20—SHAREHOLDERS' EQUITY, CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS

        The Company and Bank are subject to various federal and state regulatory requirements, including regulatory capital requirements. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company and Bank capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weighting, and other factors. The Company and Bank are required to maintain minimum Tier 1 capital, total risked based capital and Tier 1 leverage ratios of 4%, 8% and 4%, respectively.

        On April 6, 2010, the Bank entered into the Formal Agreement with the OCC, the Bank's then primary federal regulator (the "Formal Agreement"). The Formal Agreement was based on the findings of the OCC during a 2009 on-site examination of the Bank. As reflected in the Formal Agreement, the OCC's primary concern with the Bank is driven by the rating agencies downgrades of non-agency MBS in its investment portfolio. The Formal Agreement did not require any adjustment to the Bank's balance sheet or income statement; nor did it change the Bank's "well capitalized" status. The OCC did, however, separately establish the following individual minimum capital ratios for the Bank: a Tier 1 leverage capital ratio of at least 8.00%, a Tier 1 risk-based capital ratio of at least 10.00%, and a Total risk-based capital ratio of at least 12.00%.

        Following a recent on-site examination of the Bank, the OCC notified the Bank that, effective June 28, 2012, the Bank is no longer subject to the Formal Agreement. As of December 31, 2012, the Bank had reduced the non-agency MBSs in its investment portfolio that are rated below investment grade to $1.3 million.

        The OCC also notified the Bank that, effective June 28, 2012, it was no longer subject to the Individual Minimum Capital Ratios established for the Bank on February 24, 2010. In addition, the Federal Reserve notified the Company that, effective July 10, 2012, the Company is no longer subject to the MOU.

        On July 27, 2012, the Company closed a public offering of common stock. The offering resulted in the issuance of a total of 1.875 million shares of common stock at $8.00 per share, resulting in gross proceeds of $15 million, as compared to our original target of $12.5 million, and net proceeds of approximately $13.8 million.

        On August 29, 2012, we repurchased $3.78 million of our Series T Preferred Stock from the U.S. Treasury through a modified Dutch auction process. This represented 3,780 shares of the original 11,350 shares of preferred stock sold to the U.S. Treasury in November 2008 pursuant to the TARP Capital Purchase Program. The remaining 7,570 shares of Series T Preferred Stock were purchased in this same auction by third party investors unrelated to the Company. The auction price was $982.83 per share. As of October 8, 2012, we have repurchased or redeemed the remaining shares of Series T Preferred Stock from the third party investors. The financial results reported for the year ended December 31, 2012 include non-recurring expenses related to this matter in the amount of $119 thousand including attorney costs, accounting costs, and U.S. Treasury underwriter costs. In addition, we recorded a charge for the remaining discount accretion of approximately $159 thousand.

        On October 1, 2012, we completed a planned conversion from a national bank charter to a state bank charter as a non-member bank. The conversion is expected reduce certain regulatory examination costs in the future.

        On October 25, 2012, the U.S. Treasury accepted our bid to repurchase the warrant to purchase 195,915 shares of our common stock issued to the U.S. Treasury pursuant to the TARP Capital Purchase Program. The repurchase price agreed upon was $297,500. The repurchase transaction was completed on November 1, 2012. The repurchase of the warrant from the U.S. Treasury has completely eliminated the Treasury's equity stake in the Company through the TARP Capital Purchase Program.

        On November 15, 2012, we redeemed the $2.5 million of outstanding subordinated debt at par which was issued in November 2011.

        The actual capital amounts and ratios as well as minimum amounts for each regulatory defined category for the Bank and the Company are as follows:

			Required to be Categorized Adequately Capitalized
	Actual
					Required to be Categorized Well Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
December 31, 2012
First Community Corporation
Tier 1 Capital	$63,381	17.33%	$14,628	4.00%	N/A	N/A
Total Risked Based Capital	67,963	18.58%	29,258	8.00%	N/A	N/A
Tier 1 Leverage	63,381	10.63%	23,846	4.00%	N/A	N/A
First Community Bank
Tier 1 Capital	$61,588	16.87%	$14,605	4.00%	$21,907	6.00%
Total Risked Based Capital	66,158	18.12%	29,209	8.00%	36,512	10.00%
Tier 1 Leverage	61,588	10.34%	23,824	4.00%	29,779	5.00%
December 31, 2011
First Community Corporation
Tier 1 Capital	$56,207	15.33%	$14,668	4.00%	N/A	N/A
Total Risked Based Capital	63,256	17.25%	29,335	8.00%	N/A	N/A
Tier 1 Leverage	56,207	9.40%	23,909	4.00%	N/A	N/A
First Community Bank
Tier 1 Capital	$55,377	15.12%	$14,647	4.00%	$21,971	6.00%
Total Risked Based Capital	59,971	16.38%	29,294	8.00%	36,616	10.00%
Tier 1 Leverage	55,377	9.27%	23,898	4.00%	29,873	5.00%

        The Federal Reserve Board has issued a policy statement regarding the payment of dividends by bank holding companies. In general, the Federal Reserve Board's policies provide that dividends should be paid only out of current earnings and only if the prospective rate of earnings retention by the bank holding company appears consistent with the organization's capital needs, asset quality and overall financial condition. The Federal Reserve Board's policies also require that a bank holding company serve as a source of financial strength to its subsidiary banks by standing ready to use available resources to provide adequate capital funds to those banks during periods of financial stress or adversity and by maintaining the financial flexibility and capital-raising capacity to obtain additional resources for assisting its subsidiary banks where necessary. In addition, under the prompt corrective action regulations, the ability of a bank holding company to pay dividends may be restricted if a subsidiary bank becomes undercapitalized. These regulatory policies could affect the ability of the Company to pay dividends or otherwise engage in capital distributions.

        The Company's principal source of cash flow, including cash flow to pay dividends to its shareholders, is dividends it receives from the Bank. Statutory and regulatory limitations apply to the Bank's payment of dividends to the Company. As a South Carolina chartered bank, the Bank is subject to limitations on the amount of dividends that it is permitted to pay. Unless otherwise instructed by the S.C. Board, the Bank is generally permitted under South Carolina state banking regulations to pay cash dividends of up to 100% of net income in any calendar year without obtaining the prior approval of the S.C. Board. The FDIC also has the authority under federal law to enjoin a bank from engaging in what in its opinion constitutes an unsafe or unsound practice in conducting its business, including the payment of a dividend under certain circumstances.

        If our Bank is not permitted to pay cash dividends to the Company, it is unlikely that we would be able to pay cash dividends on our common stock. Moreover, holders of our common stock are entitled to receive dividends only when, and if declared by our board of directors. Although we have historically paid cash dividends on our common stock, we are not required to do so and our board of directors could reduce or eliminate our common stock dividend in the future.